Other Income/Expenses - Summary of Other Expenses (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of other non-operating expense [abstract]
Loss on sales and purchases of foreign currencies		₽ 148		₽ 108
Other non-operating expenses	₽ 259	335		238
Total	₽ 259	₽ 483	[1]	₽ 346	[1]

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).